Taxation Paid - Detailed Information About Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Income taxes paid (refund) [abstract]
Amount owing at beginning of the year - continuing operations	$ (107.9)	[1]	$ (59.3)		$ (37.8)
SA and foreign current taxation - continuing operations	(204.7)		(204.2)		(141.7)
Amount owing at end of the year - continuing operations	77.5		107.9	[1]	59.3
Translation	(4.4)		0.0		3.0
Total taxation paid - continuing operations	$ (239.5)		$ (155.6)	[2]	$ (117.2)	[2]

[1]	As Restated - Refer note 40 for further details.
[2]	The restatement is as a result of the discontinued operations.